Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001533490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017